Contract assets/liabilities (Tables)	12 Months Ended
Apr. 30, 2025
Contract Assetsliabilities
Schedule of contract assets/liabilities

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Contract assets	3,422,121	4,210,736	3,225,629
Less: Allowance for expected credit losses	(3,303)	(18,117)	(13,879)
	3,418,818	4,192,619	3,211,750

Contract liabilities	581,767	153,113	117,292

Schedule of contract assets

The Group’s contract assets are analyzed as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Retention receivables	1,839,910	1,204,920	923,027
Others*	1,578,908	2,987,699	2,288,723
	3,418,818	4,192,619	3,211,750

*	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.

Schedule of allowance for expected credit losses of contract assets

The movement in allowance for expected credit losses of contract assets computed based on lifetime ECL was as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Contract assets
At beginning of financial year	2,491	3,303	2,530
Addition	812	14,814	11,348
At end of financial year	3,303	18,117	13,878

Schedule of amount of revenue contract liabilities

Set out below is the amount of revenue recognized from:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Amounts included in contract liabilities at the beginning of the year	1,079,387	581,767	445,662
Performance obligations satisfied in previous years	47,081	-	-

Schedule of transaction price allocated to remaining performance obligations

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligations as at April 30, 2024 and 2025 may be recognized as revenue in the next reporting periods as follows:

	April 30, 2025	April 30, 2026	April 30, 2027	April 30, 2028	April 30, 2029
	SGD	SGD	SGD	SGD	SGD
Unsatisfied and partially unsatisfied performance obligations as at:
April 30, 2025	-	18,810,005	15,951,564	15,562,861	6,730,809
April 30, 2024	9,681,291	3,911,656	3,911,656	3,911,656	-